INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%
Deferred Tax Assets, Net	$ 2,480,000	$ 2,471,000
Deferred Tax Assets, Other Loss Carryforwards	$ 8,600,000